Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property and Equipment [Abstract]
Property and Equipment
Note 4
Property and Equipment:

Set forth below is a detailed listing of property and equipment:

	September 30, 2011	December 31, 2010
	(unaudited)
Lasers in service	$11,286,322	$14,061,390
Computer hardware and software	373,403	376,393
Furniture and fixtures	790,856	744,991
Machinery and equipment	724,749	835,780
Leasehold improvements	339,423	339,423
	13,514,753	16,357,977
Accumulated depreciation and amortization	(8,646,755)	(9,439,033)
Property and equipment, net	$4,867,998	$6,918,944

Depreciation and related amortization expense was $1,903,705 and $2,357,175 for the nine months ended September 30, 2011 and 2010, respectively. At September 30, 2011 and December 31, 2010, net property and equipment included $32,419 and $47,776, respectively, of assets recorded under capitalized lease arrangements, of which $34,993 and $49,225 was included in long-term debt at September 30, 2011 and December 31, 2010, respectively. See Note 10, Long-Term Debt.

Note 4
Property and Equipment:

Set forth below is a detailed listing of property and equipment.

	December 31,
	2010	2009
Lasers-in-service	$14,061,390	$16,436,529
Computer hardware and software	376,393	368,668
Furniture and fixtures	744,991	683,573
Machinery and equipment	835,780	845,856
Leasehold improvements	339,423	262,395
	16,357,977	18,597,021
Accumulated depreciation and amortization	(9,439,033)	(9,303,539)
Total property and equipment, net	$6,918,944	$9,293,482

Related depreciation and amortization expense was $3,080,413 in 2010, $3,204,431 in 2009 and $2,977,506 in 2008. At December 31, 2010 and 2009, net property and equipment included $47,776 and $0, respectively, of assets recorded under capitalized lease arrangements, of which $49,225 and $0 was included in long-term debt at December 31, 2010 and 2009, respectively (See Note 10).